Borrowings and Bank Deposits	12 Months Ended
Dec. 31, 2011
Borrowings and bank deposits [Abstract]
Borrowings and Bank Deposits

NOTE 8. BORROWINGS AND BANK DEPOSITS

Short-term Borrowings		2011		2010
			Average		Average
December 31 (In millions)		Amount	rate(a)	Amount	rate(a)

Commercial paper
U.S.		$33,591	0.23%	$32,547	0.28%
Non-U.S.		10,569	1.63	9,497	1.42
Current portion of long-term
borrowings(b)(c)(d)(f)		82,650	2.72	65,612	3.24
GE Interest Plus notes(e)		8,474	1.32	9,058	1.59
Other(d)		1,049		2,083
Total short-term borrowings		$136,333		$118,797

Long-term Borrowings		2011		2010
			Average		Average
December 31 (In millions)	Maturities	Amount	rate(a)	Amount	rate(a)

Senior notes(b)(c)	2013-2055	$210,154	3.49%	$262,789	3.29%
Subordinated notes(f)	2014-2037	4,862	3.42	2,575	5.48
Subordinated debentures(g)(h)	2066-2067	7,215	6.66	7,298	6.63
Other(d)(i)		12,160		11,745
Total long-term borrowings		$234,391		$284,407

Non-recourse borrowings
of consolidated
securitization entities(j)	2012-2022	$29,258	1.40	$30,018	1.20

Bank deposits(k)		$43,115		$37,298

Total borrowings and
bank deposits		$443,097		$470,520

  Based on year-end balances and year-end local currency effective interest rates, including the effects from hedging.
  GECC had issued and outstanding $35,040 million and $53,495 million of senior, unsecured debt that was guaranteed by the Federal Deposit Insurance Corporation (FDIC) under the Temporary Liquidity Guarantee Program at December 31, 2011 and 2010, respectively. Of the above amounts, $35,040 million and $18,455 million are included in current portion of long-term borrowings at December 31, 2011 and 2010, respectively.
  Included in total long-term borrowings were $1,845 million and $2,395 million of obligations to holders of GICs at December 31, 2011 and 2010, respectively. These obligations include conditions under which certain GIC holders could require immediate repayment of their investment should the long-term credit rating of GECC fall below AA-/Aa3 or the short-term credit rating were to fall below A-1+/P-1. On April 3, 2012, following the Moody's downgrade of GECC's long-term credit ratings to A1, $1,103 million of these GICs became redeemable by the holders. On May 1, 2012, holders of $133 million in principal amount of GICs redeemed their holdings and GECC made related cash payments. As of May 2, 2012, the contractual redemption period for $788 million of GICs had not yet expired. Subsequent to this contractual redemption period, the remaining outstanding GICs will continue to be subject to the existing terms and maturities of their respective contracts.
  Included $8,538 million and $11,135 million of funding secured by real estate, aircraft and other collateral at December 31, 2011 and 2010, respectively, of which $2,983 million and $4,671 million is non-recourse to GECC at December 31, 2011 and 2010, respectively.
  Entirely variable denomination floating-rate demand notes.
  Included $417 million of subordinated notes guaranteed by GE at both December 31, 2011 and 2010, of which $117 million is included in current portion of long-term borrowings at December 31, 2011.
  Subordinated debentures receive rating agency equity credit and were hedged at issuance to the U.S. dollar equivalent of $7,725 million.
  Includes $2,872 million of subordinated debentures, which constitute the sole assets of wholly-owned trusts who have issued trust preferred securities. Obligations associated with these trusts are unconditionally guaranteed by GECC.
  Included $1,955 million and $1,984 million of covered bonds at December 31, 2011 and 2010, respectively. If the short-term credit rating of GECC were reduced below A-1/P-1, GECC would be required to partially cash collateralize these bonds in an amount up to $727 million at December 31, 2011.
  Included at December 31, 2011 and 2010 were $10,714 million and $10,499 million of current portion of non-recourse borrowings of CSEs, respectively, and $18,544 million and $19,519 million of long-term non-recourse borrowings of CSEs, respectively. See Note 17.
  Included $16,281 million and $18,781 million of deposits in non-U.S. banks at December 31, 2011 and 2010, respectively, and $17,201 million and $11,606 million of certificates of deposits with maturities greater than one year at December 31, 2011 and 2010, respectively.

Additional information about borrowings and associated swaps can be found in Note 15.

Liquidity is affected by debt maturities and our ability to repay or refinance such debt. Long-term debt maturities, including borrowings from GE, over the next five years follow.

(In millions)	2012		2013	2014	2015	2016

	$82,650	(a)	$38,334	$36,542	$23,450	$21,199

  Fixed and floating rate notes of $444 million contain put options with exercise dates in 2012, and which have final maturity beyond 2016.

Committed credit lines totaling $52.4 billion had been extended to us by 58 banks at year-end 2011. Availability of these lines is shared between GE and GECC with $12.4 billion and $52.4 billion available to GE and GECC, respectively. Our lines include $35.1 billion of revolving credit agreements under which we can borrow funds for periods exceeding one year. Additionally, $16.7 billion are 364-day lines that contain a term-out feature that allows us to extend the borrowings for one year from the date of expiration of the lending agreement.